Convertible Preferred Shares and Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Jun. 30, 2014
CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES [Abstract]
Schedule of details of each series of the preferred shares

	Year of Issuance	Issue Price per Share	Total Shares Originality Issued	Number of Shares Repurchased and Exchanged before July 1, 2011	Number of Shares Repurchased or Converted	Initial Conversion Ratio
		US$
Convertible preferred shares

Series A*	1999-2003	0~2.06	13,411,171	13,120,168	291,003	1:1.70795
Series B*	2004	0.49	4,176,069	3,715,320	460,749	1:1
Series C	2001	0.51	15,722,878	15,641,548	81,330	1:1
Series D-1.	2006, 2007	1.03	19,426,717	—	19,426,717	1:1
Series D-2.	2008	1.60	4,687,500	—	4,687,500	1:1

Redeemable convertible preferred share

Series E	2008	1.80	60,391,186	—	60,391,186	1:1

Total			117,815,521	32,477,036	85,338,485

*	806,885 of Series A Preferred Shares and 162,866 of Series B Preferred Shares were issued, repurchased and cancelled before January 1, 2008.